Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Current [Member] USD ($)	Mar. 31, 2013 Current [Member] JPY (¥)	Mar. 31, 2012 Current [Member] JPY (¥)
Accounts receivable, allowance for doubtful accounts (in Yen and Dollars)	$ 998	¥ 93,934	¥ 107,919
Othеr currеnt assеts, allowancе for doubtful accounts (in Yen and Dollars)				114	10,732	10,732
OTHER ΑSSETS, allowancе for doubtful accounts (in Yen and Dollars)	$ 762	¥ 71,727	¥ 86,388
Common stock, shares authorized	75,520,000	75,520,000	75,520,000
Common stock, shares issued	41,295,600	41,295,600	41,295,600
Common stock, shares outstanding	41,295,600	41,295,600	41,295,600
Treasury stock, shares	758,800	758,800	758,800